Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Balance Sheets [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 7,587	$ 8,000	$ 8,000
Series A Convertible redeemable preferred stock, par value		$ 1	$ 1
Series A Convertible redeemable preferred stock, shares authorized		8,950	8,950
Series A Convertible redeemable preferred stock, shares issued			7,529
Series A Convertible redeemable preferred stock, shares outstanding			7,529
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	82,325,743	74,732,534	58,243,115
Common stock, shares outstanding	80,777,607	73,184,398	50,048,208
Treasury stock, shares	1,548,136	1,548,136	194,907